UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Dean Capital Management, LLC
Address:	7450 W 130th St. Ste. 150
		Overland Park, KS  66213

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas A. Leach
Title:	Chief Compliance Officer
Phone:	(913) 944-4455
Signature, Place, and Date of Signing:  February 13, 2012

	Douglas A. Leach		Overland Park, KS	February 13, 2012

Report Type (Check only one.):

[ ]		13F HOLDINGS REPORT.

[X]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number Other Included Manager:	2

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Manager:

No.
Form 13F File Number
Name

01   028-02462  	 Dean Investment Associates, LLC

02   028-14511		 American Beacon Advisors, Inc.